Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of financing receivables
Direct financing leases	$ 704,953	$ 727,262
Other loan receivables
Investment in term loans and interest receivable		211,579
Loans to equity accounted investees and joint venture partners	251,580	140,772
Total direct financing leases and other loan receivables	1,002,222	1,139,723
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	704,953	727,262
Other loan receivables
Long term receivable included in other assets	43,843	31,634
Collateral [Member]
Other loan receivables
Investment in term loans and interest receivable		211,579
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 253,426	$ 169,248